BUSINESS SEGMENTS (Long Lived Assets by Geographic Area) (Details) - USD ($) $ in Millions		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Long Lived assets by geographic area of customer [Line Items]
Long-Lived Assets	[1]	$ 38,795		$ 49,412		$ 51,204
United States [Member]
Long Lived assets by geographic area of customer [Line Items]
Long-Lived Assets	[1]	16,569	[2]	29,468		32,969
Indonesia [Member]
Long Lived assets by geographic area of customer [Line Items]
Long-Lived Assets	[1]	7,701		6,961		5,799
Peru [Member]
Long Lived assets by geographic area of customer [Line Items]
Long-Lived Assets	[1]	8,432		6,848		5,181
Chile [Member]
Long Lived assets by geographic area of customer [Line Items]
Long-Lived Assets	[1]	1,387		1,542	[3]	2,699
Other [Member]
Long Lived assets by geographic area of customer [Line Items]
Long-Lived Assets	[1],[4]	4,706		4,593		4,556
Tenke Fungurume [Member] | Discontinued Operations, Held-for-sale [Member]
Long Lived assets by geographic area of customer [Line Items]
Long-Lived Assets	[1],[2]	$ 4,100		$ 4,000		$ 3,900

[1]	Long-lived assets exclude deferred tax assets, intangible assets and goodwill.
[2]	Decreased from 2014 primarily because of impairment charges related to oil and gas properties (refer to Note 1 for further discussion).
[3]	Decreased from 2013 primarily because of the sale of the Candelaria and Ojos del Salado mines.
[4]	Includes long-lived assets held for sale totaling $4.1 billion at December 31, 2015, $4.0 billion at December 31, 2014, and $3.9 billion at December 31, 2013, associated with discontinued operations. Refer to Note 2 for further discussion.